Share-based payments (Tables)	9 Months Ended
Sep. 30, 2023
Share-based payments
Schedule of share-based payments expenses

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Cost of sales	—	98	—	245
Selling and distribution expenses	91	93	152	246
Research and development expenses	390	441	480	1,202
General and administrative expenses	2,189	862	5,548	4,083
Other operating expenses	188	206	275	497
Total	2,858	1,701	6,455	6,273

Schedule for expense recognized for the equity-settled programs

	Three months ended September 30,		Nine months ended September 30,
Program	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
LTIP Stock Options	1,352	391	4,430	2,728
RSU Supervisory Board	188	206	275	497
New VSOP	(14)	(26)	(96)	19
Prior VSOP	82	20	99	(1)
LTIP RSUs	1,249	1,110	1,746	3,030
Total	2,858	1,701	6,455	6,273